Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2022
Short-term deposits
Schedule of Deposit Assets

	December 31, 2021		December 31, 2022
		US$		US$
	Amount	equivalent	Amount	equivalent

RMB	2,170,000	340,355	2,623,347	376,668
US$	1,263,843	1,263,843	1,983,877	1,983,877
Total		1,604,198		2,360,545